California First Leasing Corporation

Statement of Investments

as of September 30, 2023

Industry - Percent of Net Assets	Company	Shares	Market Value
Common Stocks -- 96.05%
Auto & Truck Dealerships -- 1.04%	Lithia Mtrs Inc	7,804	$2,304,755
Auto Parts -- 1.13%	Allison Transmission	42,290	2,497,647

Banks - Diversified -- 3.72%	Bank of America Corporation	117,500	3,217,150
	JP Morgan Chase & Co	4,380	635,188
	Wells Fargo & Co	106,400	4,347,504
			8,199,842

Capital Markets -- 3.40%	Goldman Sachs	23,200	7,506,824

Credit Services -- 1.50%	Credit Acceptance Corp (1)	1,220	561,346
	PayPal Holdings Inc (1)	47,100	2,753,466
			3,314,812

Drug Manufacturers -- 3.49%	Bristol Myers Squibb	132,800	7,707,712
Entertainment -- 0.45%	Netflix.com Inc. (1)	2,650	1,000,640
Financial -- 0.25%	Pimco Muni Income Fund III	85,459	552,920
Footwear & Accessories -- 0.21%	On Holding AG (1)	17,000	472,940

Healthcare Plans -- 4.55%	Cigna Corp New	30,710	8,785,210
	United Health Group	2,489	1,254,929
			10,040,139

Insurance - Diversified -- 0.53%	Berkshire Hathaway Inc (1)	3,364	1,178,409

Internet Content & Information -- 9.34%	Alphabet Inc. (1)	105,100	13,753,386
	Match Group Inc (1)	68,500	2,683,488
	Meta Platforms Inc (1)	13,907	4,175,020
			20,611,894

Internet Retail -- 0.19%	Alibaba Grp Hldg (1)	4,900	425,026
Oil & Gas E & P -- 3.45%	Ovintiv Inc.	159,925	7,607,632
Oil & Gas Equipment & Services -- 3.41%	Schlumberger LTD	129,000	7,520,700
Oil & Gas Integrated -- 8.57%	Exxon Mobil	160,800	18,906,864
Scientific & Technical Instruments -- 0.85%	Sensata Technologies	49,350	1,866,417

Semiconductor Equip & Materials -- 7.27%	Applied Materials	102,000	14,121,900
	Teradyne Incorporated	19,000	1,908,740
			16,030,640

Semiconductors -- 11.32%	Advanced Micro Devices Inc (1)	37,100	3,814,622
	Marvell Technology Inc	123,000	6,657,990
	Micron Technology Inc	81,300	5,530,839
	Qualcomm Inc	58,650	6,513,669
	Taiwan Semiconductor Co	28,250	2,454,925
			24,972,045

Specialty Business Services -- 1.86%	Global Payments Inc.	35,650	4,113,654

Specialty Chemicals -- 2.59%	Dupont De Nemours	53,940	4,023,385
	Intl Flavors & Fragrance	24,750	1,687,208
			5,710,592

Steel -- 1.69%	Cleveland-Cliffs Inc. (1)	239,000	3,735,570

Telecom Services -- 4.54%	Charter Communications Inc (1)	9,962	4,381,487
	Verizon Communications	173,750	5,631,238
			10,012,724

Thermal Coal -- 1.01%	Consol Energy Inc	21,300	2,234,583
Tobacco -- 1.95%	British American Tobacco	136,700	4,293,747

	Total-Equity Securities	2,460,200	$172,818,728

Short-term Investments -- 17.72%
Bank Deposit -- 0.38%	Liberty Bank, N.A.		$845,429
U.S. Treasuries -- 12.13%	U.S. Treasury Bills (5.33%) *		26,771,783
Money Market Mutual Funds -- 5.20%	JP Morgan Prim MMkt 3605 (5.42%) **		10,271,854
	Goldman FSQ Month Market (5.34%) **		1,206,067

	Total Short-term Investments		$39,095,132

Total Equity Securities & Short-term Investments-- 96.05%			$211,913,861

Net Assets at September 30, 2023			$220,635,839

(1)	Non-income producing security
*	Weighted average yield to maturity for bills maturing from 10/05/23 to 11/28/23
**	Rate is the annualized seven-day yield of the fund at period end.